UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2004
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  August 13, 2004
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 18
Form 13F Information Table Value Total:  $473,801
						(thousands)
List of Other Included Managers:
  None

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
    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
AMERICREDIT CORP			COM	03060R101	 76,323	3908000	SH		SOLE		3908000
BANKATLANTIC BANCORP INC-CL A		COM	065908501	 8,376 	454000	SH		SOLE		454000
CAPITAL ONE FINANCIAL CORP		COM	14040H105	 68,345	999500	SH		SOLE		999500
COMMERCE BANCORP INC - N.J.		COM	200519106	 51,159	930000	SH		SOLE		930000
CORUS BANKSHARES INC			COM	220873103	 2,515 	61200	SH		SOLE		61200
E-LOAN INC				COM	26861P107	 12,254	4538700	SH		SOLE		4538700
INVESTORS FINANCIAL SERVICES		COM	461915100	 1,307 	30000	SH		SOLE		30000
MGIC INVESTMENT CORP-WIS		COM	552848103	 32,619	430000	SH		SOLE		430000
METRIS COMPANIES INC			COM	591598107	 36,342	4182140	SH		SOLE		4182140
NATIONAL PROCESSING INC			COM	637229105	 10,295	358100	SH		SOLE		358100
NETBANK INC				COM	640933107	 17,914	1639000	SH		SOLE		1639000
NOVASTAR FINANCIAL INC			COM	669947400	 14,235	375000	SH		SOLE		375000
PORTFOLIO RECOVERY ASSOCIATES		COM	73640Q105	 31,155	1130065	SH		SOLE		1130065
PROVIDIAN FINANCIAL CORP		COM	74406A102	 72,396	4935000	SH		SOLE		4935000
RENT A CENTER INC - NEW			COM	76009N100	 11,672	390000	SH		SOLE		390000
RIGGS NATIONAL CORP			COM	766570105	 6,842 	324000	SH	 	SOLE		324000
UCBH HOLDINGS INC			COM	90262T308	 5,256 	133000	SH		SOLE		133000
VIAD CORP				COM	92552R406	 14,787	547500	SH		SOLE		547500

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